CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Current assets
Cash and cash equivalents (excluding bank overdrafts)	$ 34,035	$ 37,970
Financial assets at fair value through profit	0	307
Trade receivables	102,789	104,955
Other receivables	1,257	1,670
Contract assets	688	13,946
Due from related parties	607	1,368
Inventories	126,814	128,230
Prepayments	3,195	2,595
Other current assets	1,529	3,909
Current assets other than assets classified as held for sale	270,914	294,950
Assets classified as held for sale	747	0
Current assets	271,661	294,950
Non-current assets
Financial assets at fair value through other comprehensive income	3,069	2,902
Property, plant and equipment	52,227	49,941
Right of use assets	2,420	2,825
Investment properties	504	5,112
Intangible assets	110	124
Investments in associates	807	810
Deferred tax assets	6,684	7,799
Other non-current assets	2,378	2,201
Non-current assets	68,199	71,714
Total assets	339,860	366,664
Current liabilities
Interest-bearing loans and borrowings	24,098	53,737
Trade and other payables	57,220	51,743
Due to related parties	9,715	7,941
Financial liabilities at fair value through profit or loss	21	74
Accruals	8,246	15,250
Current tax liabilities	1,624	2,116
Employee benefit liabilities	2,178	1,839
Lease liabilities	648	638
Other current liabilities	4,272	7,235
Total current liabilities	108,022	140,573
Non-current liabilities
Interest-bearing loans and borrowings	4,872	0
Employee benefit liabilities	5,908	5,997
Lease liabilities	1,425	1,445
Deferred tax liabilities	4,079	3,840
Other non-current liabilities	189	188
Total non-current liabilities	16,473	11,470
Total liabilities	124,495	152,043
Equity
Issued capital	206	206
Additional paid-in capital	118,103	118,103
Treasury shares	(38)	(38)
Retained earnings	61,417	57,931
Other components of equity	(24,730)	(19,143)
Equity holders of the parent	154,958	157,059
Non-controlling interests	60,407	57,562
Equity	215,365	214,621
Total liabilities and equity	$ 339,860	$ 366,664